Stated capital (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares | shares	332,519,000	331,920,000	327,820,000	331,920,000
Shares issued on exercise of options (in shares) | shares	922,000	2,478,000	4,100,000
Shares repurchased and canceled through buyback program (in shares) | shares		(1,879,000)
Ending Balance, Number of shares | shares	333,441,000	332,519,000	331,920,000	333,441,000
Beginning balance, Equity	$ 347,354,000	$ 1,360,230,000	$ 1,743,556,000	$ 1,360,230,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity	(295,809,000)	347,354,000	1,360,230,000	(295,809,000)
Share capital	100,032,281			100,032,281
Share premium	$ 5,303,107,140			$ 5,303,107,140
Par value per share | $ / shares	$ 0.3			$ 0.3
Votes per ordinary share				1
Number of shares authorised | shares	1,700,000,000			1,700,000,000
MTN Group | Minimum
Disclosure of classes of share capital [line items]
Percentage of voting rights held by entity	20.00%			20.00%
Stated capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity	$ 5,424,836,000	5,341,977,000	5,253,508,000	$ 5,341,977,000
Shares issued on exercise of options	8,327,000	92,896,000	88,469,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity	5,433,163,000	5,424,836,000	5,341,977,000	5,433,163,000
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,394,812,000	5,311,953,000	5,223,484,000	5,311,953,000
Shares issued on exercise of options	8,327,000	92,896,000	88,469,000
Shares repurchased and canceled through buyback program		(10,037,000)
Ending balance, Equity	$ 5,403,139,000	$ 5,394,812,000	$ 5,311,953,000	$ 5,403,139,000